Identification and Activities of the Company and Subsidiaries (Details 1)	Dec. 31, 2019	Dec. 31, 2019 Employees	Dec. 31, 2018	Dec. 31, 2018 Employees
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	124	5,741	123	5,290
Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		121		122
Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		1,280		1,193
Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		3,763		3,547
Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		577		428
SQM S.A [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		439		419
SQM S.A [Member] | Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		30		33
SQM S.A [Member] | Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		110		115
SQM S.A [Member] | Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		282		260
SQM S.A [Member] | Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		17		11
Other Subsidiaries [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		5,302		4,871
Other Subsidiaries [Member] | Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		91		89
Other Subsidiaries [Member] | Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		1,170		1,078
Other Subsidiaries [Member] | Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		3,481		3,287
Other Subsidiaries [Member] | Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		560		417